Statements of Operations - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Income Statement [Abstract]
Net sales	$ 1,389,495	$ 1,890,115	$ 3,639,462	$ 5,122,415	$ 5,981,134	$ 7,162,837
Cost of sales	1,220,804	1,417,552	2,922,786	3,752,006	4,405,611	4,874,392
Gross profit	168,691	472,563	716,676	1,370,409	1,575,523	2,288,445
Selling, general and administrative	2,096,468	2,290,955	6,290,202	6,363,514	8,745,135	8,241,859
Loss from operations	(1,927,777)	(1,818,392)	(5,573,526)	(4,993,105)	(7,169,612)	(5,953,414)
Other expense
Interest income	(14,589)	(33,048)	(60,049)	(100,945)	(125,854)	(239)
Interest expense	467,715	27,491	971,561	92,067	124,511	1,605,916
Loss on sale of property and equipment	146,454		146,760	3,426	3,426	(13,312)
Settlement expense	400,900		709,900	281,680	281,680
Other (income) / expense	5,885,940		5,884,751	(394)	(394)	(389)
Total other (income) / expense	6,886,420	(5,557)	7,652,923	275,834	283,369	1,591,976
Loss before income taxes	(8,814,197)	(1,812,835)	(13,226,449)	(5,268,939)	(7,452,981)	(7,545,390)
Franchise taxes / (refund)	460	1,380	1,379	1,342	3,293	(8,850)
Net loss	$ (8,814,657)	$ (1,814,215)	$ (13,227,828)	$ (5,270,281)	$ (7,456,274)	$ (7,536,540)
Earnings Per Share, Diluted	$ (24.55)	$ (26.25)	$ (78.63)	$ (76.62)	$ (1.08)	$ (1.23)
Weighted Average Number of Shares Outstanding, Diluted	358,990	69,107	168,219	68,787	6,887,985	6,135,938